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September 9, 1999


VIA EDGAR

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Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  PFL Retirement Builder Variable Annuity Account
     File No. 811-07689, CIK 0001016809
     Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the "Act"), PFL Retirement Builder Variable Annuity Account, a unit investment trust registered under the Act, recently mailed to its contract owners the semi-annual report for the following underlying management investment companies:
Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, AIM Variable Insurance Funds, Inc., Dreyfus Stock Index Fund, Dreyfus Variable Investment Fund, MFS Variable Insurance Trust, Oppenheimer Variable Account Funds, WRL Series, Fund, Inc., Evergreen Variable Trust, Federated Insurance Series, Mentor Variable Investment Portfolios, Templeton Variable Products Series Fund and Putnam Variable Trust. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, on August 25, 1999, Variable Insurance Products Fund (Growth, Money Market, Equity Income) filed its semi-annual report with the Commission via EDGAR (CIK: 23355); on August 25, 1999, Variable Insurance Products Fund (High Income, Overseas) filed its semi-annual report with the Commission via EDGAR (CIK: 320254); on August 24, 1999, Variable Insurance Products Fund II (Index 500, Investment Grade Bond, Asset Manager) filed its semi-annual report with the Commission via EDGAR (CIK: 320254); on August 24, 1999, Variable Insurance Products Fund II (Contrafund) filed its semi-annual report with the Commission via EDGAR (CIK: 821051); on August 24, 1999, Variable Insurance Products Fund II (Asset Manager: Growth) filed its semi-annual report with the Commission via EDGAR (CIK: 819543); on August 24, 1999, Variable Insurance Products Fund III (Balanced) filed its semi-annual report with the Commission via EDGAR (CIK: 1002773); on August 25, 1999,
Variable Insurance Products Fund III (Growth & Income) filed its semi-annual report with the Commission via EDGAR (CIK: 1002773); on August 25, 1999,
Variable Insurance Products Fund III (Growth Opportunities) filed its semi-annual report with the Commission via EDGAR (CIK: 23355); and on August 25, 1999, Variable Insurance
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Products Fund III (Mid Cap) filed its semi-annual report with the Commission via
EDGAR (CIK: 1061006); on September 3, 1999, AIM Variable Insurance Funds, Inc. filed its semi-annual report with the Commission via EDGAR (CIK: 896435); on August 27, 1999, Dreyfus Stock Index Fund filed its semi-annual report with the Commission via EDGAR (CIK: 846800); on August 30, 1999, Dreyfus Variable Investment Fund filed its semi-annual report with the Commission via EDGAR (CIK:
813383); on August 9, 1999, MFS Variable Insurance Trust (MFS Total Return Series, MFS Emerging Growth Series, MFS Research Series) filed its semi-annual report with the Commission via EDGAR (CIK: 918571); on August 10, 1999, MFS Variable Insurance Trust (MFS Foreign & Colonial Emerging Markets Equity Series, MFS Utilities Series) filed its semi-annual report with the Commission via EDGAR (CIK: 918571); on August 19, 1999, Oppenheimer Variable Account Funds (Oppenheimer Global Securities Fund/VA, Oppenheimer Capital Appreciation
Fund/VA, Oppenheimer Main Street Growth & Income Fund/VA) filed its semi-annual report with the Commission via EDGAR (CIK: 752737); on August 18, 1999, Oppenheimer Variable Account Funds (Oppenheimer High Income Fund/VA) filed its semi-annual report with the Commission via EDGAR (CIK: 752737); on August 20, 1999, Oppenheimer Variable Account Funds (Oppenheimer Multiple Strategies Fund/VA) filed its semi-annual report with the Commission via EDGAR (CIK:
752737); on August 24, 1999, Oppenheimer Variable Account Funds (Oppenheimer Strategic Bond Fund/VA) filed its semi-annual report with the Commission via EDGAR (CIK: 752737); on August 26, 1999, WRL Series Fund, Inc. filed its semi-annual report with the Commission via EDGAR (CIK: 778207); on August 16, 1999, Evergreen Variable Trust filed its semi-annual report with the Commission via EDGAR (CIK: 928754); on August 20, 1999, Federated Insurance Series filed its semi-annual report with the Commission via EDGAR (CIK: 912577); on August 27, 1999, Mentor Variable Investment Portfolios filed its semi-annual report with the Commission via EDGAR (CIK: 1036126); on August 31, 1999, Templeton Variable Products Series Fund filed its semi-annual report with the Commission via EDGAR (CIK: 829959); and on August 30, 1999, Putnam Variable Trust filed its semi-annual report with the Commission via EDGAR (CIK: 822671). To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

PFL Life Insurance Company

/s/  Frank A. Camp

Frank A. Camp
Division General Counsel
Financial Markets Division